Summary of Significant Accounting Policies (Details) - Schedule of disaggregates the company’s revenue - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 15,804
FaZe Clan Inc [Member]
Segment Reporting Information [Line Items]
Total revenue		$ 9,846	$ 52,852	$ 37,166
Brand sponsorships [Member]
Segment Reporting Information [Line Items]
Total revenue	8,060
Brand sponsorships [Member] | FaZe Clan Inc [Member]
Segment Reporting Information [Line Items]
Total revenue		5,274	24,867	16,520
Content [Member]
Segment Reporting Information [Line Items]
Total revenue	4,681
Content [Member] | FaZe Clan Inc [Member]
Segment Reporting Information [Line Items]
Total revenue		3,274	16,068	12,077
Consumer products [Member]
Segment Reporting Information [Line Items]
Total revenue	403
Consumer products [Member] | FaZe Clan Inc [Member]
Segment Reporting Information [Line Items]
Total revenue		559	5,751	5,560
Esports [Member]
Segment Reporting Information [Line Items]
Total revenue	2,426
Esports [Member] | FaZe Clan Inc [Member]
Segment Reporting Information [Line Items]
Total revenue		717	5,847	2,860
Other [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 234
Other [Member] | FaZe Clan Inc [Member]
Segment Reporting Information [Line Items]
Total revenue		$ 22	$ 319	$ 149